Investment in Associated Companies (Schedule of Associated Companies that are Individually Immaterial) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Aggregated individually immaterial associates [member]
Disclosure of associates [line items]
Book value of investments as at December 31			$ 8,897